CONCENTRATION OF CREDIT RISK	3 Months Ended
Mar. 31, 2024
Standard Waste Services L L C [Member]
Restructuring Cost and Reserve [Line Items]
CONCENTRATION OF CREDIT RISK

NOTE 2 – CONCENTRATION OF CREDIT RISK

The Company maintains cash and cash equivalents balances at a financial institution located in Michigan. Accounts at this institution were insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. The Company’s cash balances at March 31, 2024 and December 31, 2023 were fully insured.